Acquired Intangible Assets, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets
Acquired intangible assets	$ 101,541,635	$ 126,548,579
Accumulated amortization	(98,215,760)	(91,523,144)
Intangible assets, net	3,325,875	35,025,435
Operating and Broadcast Rights
Acquired Finite-Lived Intangible Assets
Acquired intangible assets	12,075,412	12,045,898
Accumulated amortization	(12,075,412)	(9,518,838)
Lease agreement
Acquired Finite-Lived Intangible Assets
Acquired intangible assets	58,153,311	75,849,900
Accumulated amortization	(56,340,210)	(54,117,372)
Customer base
Acquired Finite-Lived Intangible Assets
Acquired intangible assets	25,301,848	31,524,825
Accumulated amortization	(23,790,665)	(21,858,528)
Trademark
Acquired Finite-Lived Intangible Assets
Acquired intangible assets	1,206,746	2,076,687
Accumulated amortization	(1,206,746)	(1,203,796)
Others
Acquired Finite-Lived Intangible Assets
Acquired intangible assets	4,804,318	5,051,269
Accumulated amortization	$ (4,802,727)	$ (4,824,610)